Private Placements	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Larkspur Health Acquisition Corp [Member]
Private Placements

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale of 317,600 Private Placement Units at a price of $10.00 per Private Placement Unit ($3,176,000) to the Sponsor (the “Private Placement”). Each Private Placement Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Private Warrant”). Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. The Private Warrants (including the Class A common stock issuable upon exercise of the Private Warrants) will not be transferable, assignable or salable until after the completion of an Initial Business Combination, subject to certain exceptions.

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale of 317,600 Private Placement Units at a price of $10.00 per Private Placement Unit ($3,176,000) to the Sponsor. Each Private Placement Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Private Warrant”). Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. The Private Warrants (including the Class A common stock issuable upon exercise of the Private Warrants) will not be transferable, assignable or salable until after the completion of an Initial Business Combination, subject to certain exceptions.